INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Revenues	$ 191,538	$ 165,698	$ 50,463
Michigan Joint Operation [Member]
Disclosure of joint ventures [line items]
Revenues	41,696	40,606	42,491
Company share of Joint Venture net assets (liabilities)	359	489
Outstanding amount	1,600	1,300
Michigan Joint Operation [Member] | Royalty Revenues [Member]
Disclosure of joint ventures [line items]
Revenues	1,600	1,500	1,600
Neopollard Interactive Llc [Member]
Disclosure of joint ventures [line items]
Revenues	118,790	84,533	$ 64,032
Restricted deposits	4,000	4,100
Company share of Joint Venture net assets (liabilities)	(416)	(539)
Outstanding amount	$ 4,300	$ 3,100